Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Feb. 02, 2013	May 04, 2013
Commitment And Contingencies [Line Items]
Lease expiration year	2027
Off balance sheet commitments	$ 0	$ 0